Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets, Current [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 3,218,191	$ 3,670,567
Marketable securities - trading securities		100,000
Accounts and Other Receivables, Net, Current	77,364	113,241
Prepaid Expense, Current	502,837	463,737
Deferred financing cost		50,919
Due from equity method investor (former Parent Company)		347,335
Assets of discontinued operations - current portion		61,050
Total Current Assets	3,798,392	4,806,849
Assets, Noncurrent [Abstract]
Prepaid expenses - long-term portion		37,759
Property, Plant and Equipment, Net	7,386,776	8,031,103
Other Finite-Lived Intangible Assets, Gross	16,786,912	8,501,071
Reclamation Bond Noncurrent	4,645,533	4,557,629
Deposits Assets, Noncurrent	3,884	51,000
Total Non - Current Assets	28,823,105	21,178,562
Total Assets	32,621,497	25,985,411
Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities, Current	778,314	821,111
Senior convertible promissory notes, net of debt discount		1,066,445
Convertible promissory note, net of debt discount		118,487
Notes Payable, Current	23,036
Note Payable Related Party Net of Debt Discount	486,250	510,832
Derivative liability		6,295,400
Liabilities of discontinued operation		21,622
Total Current Liabilities	1,287,600	8,833,897
Long Term Liabilities [Abstract]
Other Notes Payable, Noncurrent	59,510
Total Liabilities	1,347,110	8,833,897
Stockholders' Equity Attributable to Parent [Abstract]
Preferred Stock, Value, Issued
Common Stock, Value, Issued	26,659	14,277
Additional Paid in Capital	113,052,194	47,114,351
Retained Earnings (Accumulated Deficit)	(14,901,794)	(14,901,794)
Accumulated deficit since inception of exploration stage (September 1, 2011)	(66,902,672)	(15,074,534)
Stockholders' Equity Attributable to Parent	31,274,387	17,152,678
Stockholders' Equity Attributable to Noncontrolling Interest		(1,164)
Total Stockholders' Equity	31,274,387	17,151,514
Total Liabilities and Stockholders' Equity	32,621,497	25,985,411
Series A Preferred Stock
Stockholders' Equity Attributable to Parent [Abstract]
Preferred Stock, Value, Issued
Series B Preferred Stock
Stockholders' Equity Attributable to Parent [Abstract]
Preferred Stock, Value, Issued		50
Series C Preferred Stock
Stockholders' Equity Attributable to Parent [Abstract]
Preferred Stock, Value, Issued		328
Series D Preferred Stock
Stockholders' Equity Attributable to Parent [Abstract]
Preferred Stock, Value, Issued